Provisions (Table)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Provisions

	Onerous contracts	Redundancy and restructuring	Undrawn contractually committed facilities and guarantees provided[a]	Customer redress	Legal, competition and regulatory matters	Sundry provisions	Total
	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group
As at 1 January 2022	2	46	499	266	211	86	1,110
Additions	—	59	133	846	422	49	1,509
Amounts utilised	(1)	(42)	—	(1,154)	(542)	(9)	(1,748)
Unused amounts reversed	(1)	(19)	(123)	(76)	(15)	(13)	(247)
Exchange and other movements	—	1	23	164	37	9	234
As at 31 December 2022	—	45	532	46	113	122	858
Note
a.Undrawn contractually committed facilities and guarantees provisions are accounted for under IFRS 9